Schedule of changes in borrowings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings and financing, beginning	R$ 9,140	R$ 14,108
Additions	4,860	7,262
Accrued interest	500	755
Accrued swap	(7)	(343)
Mark-to-market	15	14
Monetary and exchange rate changes	20	331
Borrowing cost	15	53
Interest paid	(482)	(774)
Payments	(4,842)	(5,125)
Swap paid	(23)	333
Foreign currency translation adjustment	(145)	173
Borrowings and financing, ending	R$ 9,051	9,140
Adjustment to present value		115
Deconsolidation Sendas		(7,762)
Borrowings and financing, ending		R$ 9,140